restructuring and other costs (Tables)	6 Months Ended
Jun. 30, 2019
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Restructuring (b)		Other (c)		Total
Periods ended June 30 (millions)	2019	2018	2019	2018	2019	2018
THREE-MONTH
Goods and services purchased	$7	$7	$1	$3	$8	$10
Employee benefits expense	19	23	2	2	21	25
	$26	$30	$3	$5	$29	$35
SIX-MONTH
Goods and services purchased	$19	$11	$7	$4	$26	$15
Employee benefits expense	34	51	5	3	39	54
	$53	$62	$12	$7	$65	$69